7. STOCK OPTION PLAN (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Text Block [Abstract]
Plan activity

A summary of the Plan activity for the six months ended June 30, 2012 is as follows:

	Number of shares	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding - January 1, 2012	150,152	$9.68
Granted	4,975,000	0.73
Exercised	-
Cancelled/Forfeited	(625,000)	0.64
Outstanding - June 30, 2012	4,500,152	$1.03	5.26	$75,000
Exercisable - June 30, 2012	1,053,402	$1.97	5.78	$15,885
Vested and expected to vest - June 30, 2012	4,155,477	$1.06	5.27	$70,625

A summary of the Plan for the year ended December 31, 2011 is as follows:

	Number of shares	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding - January 1, 2011	313,277	$10.96
Granted	37,500	0.80
Exercised	-	-
Cancelled/Forfeited	(200,625)	10.08
Outstanding - December 31, 2011	150,152	$9.68	3.28	$6,000
Exercisable - December 31, 2011	146,152	$9.76	3.18	$6,000
Vested and expected to vest - December 31, 2011	149,752	$9.68	3.27	$6,000

Fair value per share

The table below illustrates the fair value per share determined by the Black-Scholes-Merton option pricing model with the following assumptions used for the grants issued to employees and directors during the six months ended June 30, 2012:

Six Months Ended June 30, 2012
Weighted-average fair value of options granted	$0.64
Expected terms (in years)	3-5.5
Expected volatility	219-360%
Risk-free interest rate	0.36-1.03%
Dividend yield	-

The table below illustrates the fair value per share determined by the Black-Scholes-Merton option pricing model with the following assumptions used for the grants issued to consultants during the six months ended June 30, 2012:

Six Months Ended June 30,2012
Weighted-average fair value of options granted	$0.68
Expected terms (in years)	4.83-5.00
Expected volatility	306% - 361%
Risk-free interest rate	0.62%-1.03%
Dividend yield	-

The table below illustrates the fair value per share and Black-Scholes option pricing model with the following assumptions used for the grants issued to the employees and directors during the years ended December 31, 2011 and 2010

	2011	2010
Weighted-average fair value of options granted	$0.32	$4.48
Expected terms (in years)	3.0	6.0
Expected volatility	85%	75%
Risk-free interest rate	0.46%	2.02%
Dividend yield	-	-

No options were issued to consultants during the year ended December 31, 2011.

The table below illustrates the fair value per share and Black-Scholes option pricing model with the following assumptions used for the grants issued to the consultants during the year ended December 31, 2010:

2010
Weighted-average fair value of options granted	$5.28
Expected terms (in years)	5.0
Expected volatility	75%
Risk-free interest rate	1.63%
Dividend yield